Off-Balance Sheet Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Off Balance Sheet Commitments [Abstract]
Summary of finance lease commitment explanatory
Finance lease agreements
In 2020, the Company entered into five-year lease agreements in order to finance industrial equipments. The installation of these equipments occurred in January 2021.

(amounts in thousands of euros)	Off balance sheet commitment
As of December 31, 2020	Total	Less than one year	One to five years	More than five years
Finance lease	555	111	444	—
Total off balance sheet commitment	555	111	444	—

Summary of sublease commitment explanatory
Sublease in the United-States
In July 2019, the Company signed a sublease agreement for a portion of its premises located in Cambridge.

(amounts in thousands of euros)	Income from sublease in 2020	Sublease to be received
As of December 31, 2020		Total	Less than one year	One to five years	More than five years
Sublease in US	167	452	154	298	—
Total	167	452	154	298	—